Note 19 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
19	Share capital

Authorised
Unlimited number of ordinary shares of
no
par value.
Unlimited number of preference shares of
no
par value.

	Number of fully paid shares *	Amount
Issued ordinary shares
January 1, 2015	10,518,032	54,569
Cancelled **	(7,800)	-
December 31, 2015	10,510,232	54,569
Issued during the year	141,704	433
December 31, 2016	10,651,936	55,002
Share repurchased	(118,063)	(146)
Issued during the year	69,280	246
December 31, 2017	10,603,153	55,102

* Amounts stated after the
1:5
share consolidation
**
7,800
treasury shares of the Company were cancelled during
2015.

Share consolidation and repurchase

At the Company’s annual general meeting of shareholders held on
June 19, 2017
resolutions were passed, amongst others, which:

(a)	authorised the consolidation of the Company’s share capital on the basis of 1 share for every 100 shares held;

(b)
approved the repurchase of fractions of shares created by the consolidation which were held by shareholders with fewer than
100
shares prior to the consolidation
at a price of
CAD1.664
per pre-consolidation share held
;

(c)	authorised the division of the consolidated shares immediately following the steps above on the basis of 20 shares for every 1 share; and

(d)	approved the repurchase of fractions of shares remaining following the steps above at the same price as at (b)

payments made for repurchases pursuant to (b) and (d) were subject to a minimum with the Company being entitled to retain amounts of
GBP5
or less.

The combined effect of the above steps which was effected on
June 26, 2017
was an effective consolidation of the company’s shares on the basis of
1
share for every
5
shares previously held, the repurchase and cancellation of all shareholdings of fewer than
100
shares before the implementation of the
1
for
100
consolidation and the repurchase and cancellation of all remaining fractions following the
20
for
1
division.   This resulted in an effective repurchase of
118,063
shares at a cost of
$146
and a reduction in the number of issued shares of
42,135,492
shares arising from the consolidation.

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one
vote per share at meetings of the Company. The Company has
no
preference shares in issue.